Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Tax at statutory rate on earnings before income taxes and noncontrolling interest					$ (4,052)	$ 13,010
State income tax benefit (expense), net of federal tax					(2,128)	205
Gross receipts and margin taxes					(129)	(124)
Change in valuation allowance for deferred tax assets						10,811
Tax at statutory rate on earnings not subject to federal income taxes					(5,552)	(12,128)
Other					522	(284)
Total income tax benefit (expense)	$ 1,746	$ (2,096)	$ 624	$ (4,687)	$ (11,339)	$ 11,490